Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.06207%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,774,124.56

Principal:
Principal Collections	$23,722,762.73
Prepayments in Full	$11,722,576.90
Liquidation Proceeds	$477,665.06
Recoveries	$3,312.63
Sub Total	$35,926,317.32
Collections	$39,700,441.88

Purchase Amounts:
Purchase Amounts Related to Principal	$126,573.76
Purchase Amounts Related to Interest	$544.67
Sub Total	$127,118.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,827,560.31

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,827,560.31
Servicing Fee	$758,585.80	$758,585.80	$0.00	$0.00	$39,068,974.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,068,974.51
Interest - Class A-2a Notes	$286,870.87	$286,870.87	$0.00	$0.00	$38,782,103.64
Interest - Class A-2b Notes	$214,089.04	$214,089.04	$0.00	$0.00	$38,568,014.60
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$36,591,764.60
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$36,226,964.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,226,964.60
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$36,026,995.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,026,995.35
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$35,881,852.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,881,852.77
Regular Principal Payment	$32,455,997.34	$32,455,997.34	$0.00	$0.00	$3,425,855.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,425,855.43
Residual Released to Depositor	$0.00	$3,425,855.43	$0.00	$0.00	$0.00
Total		$39,827,560.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,455,997.34
Total					$32,455,997.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,615,661.69	$54.64	$286,870.87	$0.80	$19,902,532.56	$55.44
Class A-2b Notes	$12,840,335.65	$54.64	$214,089.04	$0.91	$13,054,424.69	$55.55
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$32,455,997.34	$20.56	$3,187,121.74	$2.02	$35,643,119.08	$22.58

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$66,973,743.22	0.1865564	$47,358,081.53	0.1319167
Class A-2b Notes	$43,840,751.14	0.1865564	$31,000,415.49	0.1319167
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$795,754,494.36	0.5039802	$763,298,497.02	0.4834246

Pool Information
Weighted Average APR	4.995%	5.018%
Weighted Average Remaining Term	43.66	42.90
Number of Receivables Outstanding	33,529	32,641
Pool Balance	$910,302,965.31	$873,824,374.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$837,040,625.21	$804,037,449.00
Pool Factor	0.5255283	0.5044688

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$69,786,925.06
Targeted Overcollateralization Amount	$110,525,877.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,525,877.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$429,012.80
(Recoveries)		49	$3,312.63
Net Loss for Current Collection Period			$425,700.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5612%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6022%
Second Prior Collection Period			0.5907%
Prior Collection Period			0.4376%
Current Collection Period			0.5726%
Four Month Average (Current and Prior Three Collection Periods)			0.5508%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,376	$7,791,685.31
(Cumulative Recoveries)			$877,181.26
Cumulative Net Loss for All Collection Periods			$6,914,504.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3992%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,662.56
Average Net Loss for Receivables that have experienced a Realized Loss			$5,025.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.11%	286	$9,712,480.01
61-90 Days Delinquent	0.25%	60	$2,187,300.51
91-120 Days Delinquent	0.05%	10	$454,620.58
Over 120 Days Delinquent	0.10%	19	$834,568.17
Total Delinquent Receivables	1.51%	375	$13,188,969.27

Repossession Inventory:
Repossessed in the Current Collection Period		22	$973,149.44
Total Repossessed Inventory		43	$1,843,851.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1973%
Prior Collection Period			0.2267%
Current Collection Period			0.2727%
Three Month Average			0.2322%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3978%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$3,463,944.84
2 Months Extended	140	$5,262,538.32
3+ Months Extended	26	$930,573.80

Total Receivables Extended	266	$9,657,056.96
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer